Financial Risk Management Objectives and Policies - Maturity of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Carrying Value
Loans and borrowings	$ 1,806,000	$ 2,372,000	$ 2,511,000
Lease obligations	514,000	382,000
Total	3,735,000	4,248,000
Contractual Cash Flows
Total	4,048,000	4,573,000
Within 1 year
Contractual Cash Flows
Total	2,031,000	2,015,000
2-5 years
Contractual Cash Flows
Total	852,000	1,234,000
After 5 years
Contractual Cash Flows
Total	1,165,000	1,324,000
Liquidity risk
Carrying Value
Loans and borrowings	1,806,000	2,372,000
Lease obligations	514,000	382,000
Derivative liabilities	62,000	56,000
Trade payables and other liabilities	1,353,000	1,438,000
Contractual Cash Flows
Loans and borrowings	1,967,000	2,558,000
Lease obligations	666,000	521,000
Derivative liabilities	62,000	56,000
Trade payables and other liabilities	1,353,000	1,438,000
Liquidity risk | Within 1 year
Contractual Cash Flows
Loans and borrowings	755,000	575,000
Lease obligations	110,000	44,000
Derivative liabilities	54,000	42,000
Trade payables and other liabilities	1,112,000	1,354,000
Liquidity risk | 2-5 years
Contractual Cash Flows
Loans and borrowings	416,000	971,000
Lease obligations	206,000	194,000
Derivative liabilities	8,000	14,000
Trade payables and other liabilities	222,000	55,000
Liquidity risk | After 5 years
Contractual Cash Flows
Loans and borrowings	796,000	1,012,000
Lease obligations	350,000	283,000
Derivative liabilities	0	0
Trade payables and other liabilities	$ 19,000	$ 29,000